10-Q FAIR VALUE MEASUREMENTS - Schedule of Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Value, Beginning Balance	$ 7,255,000	$ 5,498,500	$ 9,080,000
Total change in fair value recognized in earnings		(418,500)	(2,421,117)
Additions		2,175,000	7,374,449
Redemption of Tonogold convertible preferred shares	(6,650,000)	0	(2,616,000)
Ending balance		7,255,000	5,498,500
Tonogold note receivable
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Total change in fair value recognized in earnings	(605,000)	(418,500)	(642,997)
Additions	0	2,175,000	6,141,497
Tonogold convertible preferred shares
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Value, Beginning Balance	7,255,000	5,498,500
Total change in fair value recognized in earnings		0	(2,544,000)
Ending balance	$ 0	$ 7,255,000	$ 5,498,500